Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Schedule of inventories
Spare parts and consumables	277,366	250,360
	277,366	250,360

(Figures in USD)	2022	2021
Spare parts and consumables	315,576	250,360
	315,576	250,360

Spare parts and consumables	250,360	321,789
	250,360	321,789

Spare parts and consumables	321,789	179,644
	321,789	179,644

Spare parts and consumables	179,644	147,090
	179,644	147,090

Spare parts and consumables	147,090	176,651
	147,090	176,651